PGIM S&P 500 Buffer 20 ETF - April
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 109.3%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $274,158)(wb)	274,158	$274,158
Options Purchased*~ 108.6%
(cost $35,608,985)		38,280,063

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 109.3% (cost $35,883,143)		38,554,221
Options Written*~ (9.3)%
(premiums received $2,288,693)		(3,286,988)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $33,594,450)		35,267,233
Liabilities in excess of other assets (0.0)%		(14,366)

Net Assets 100.0%		$35,252,867

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$6.50		511		51	$37,594,183
State Street SPDR S&P 500 ETF Trust	Put	03/31/27	$650.34		511		51	685,880
Total Options Purchased (cost $35,608,985)								$38,280,063
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$731.96		511		51	$(3,056,036)
State Street SPDR S&P 500 ETF Trust	Put	03/31/27	$520.27		511		51	(230,952)
Total Options Written (premiums received $2,288,693)								$(3,286,988)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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